Fair value of financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments
23.	Fair value of financial instruments

The fair value of a financial instrument is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants which takes place in the principal (or most advantageous) market at the measurement date. The fair value of a liability reflects its non-performing risk. Assets and liabilities recorded at fair value in the consolidated statement of financial position are measured and classified in a hierarchy consisting of three levels for disclosure purposes. The three levels are based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

•	Level 1: Unadjusted quoted prices in an active market for identical assets and liabilities.
•	Level 2: Quoted prices in markets that are not active or inputs that are derived from quoted prices of similar (but not identical) assets or liabilities in active markets.
•	Level 3: Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities.
23.	Fair value of financial instruments (Continued from previous page)
(a)	Valuation process

The Company maximizes the use of quoted prices from active markets, when available. A market is regarded as active if transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis. Where independent quoted market prices are not available, the Company uses quoted market prices for similar instruments, other third-party evidence or valuation techniques.

The fair value of financial instruments determined using valuation techniques include the use of recent arm’s length transactions and discounted cash flow analysis for investments in unquoted securities, discounted cash flow analysis for derivatives, third-party pricing models or other valuation techniques commonly used by market participants and utilize independent observable market inputs to the maximum extent possible.

The use of valuation techniques to determine the fair value of a financial instrument requires management to make assumptions such as the amount and timing of future cash flows and discount rates and incorporate the Company’s estimate of assumptions that a market participant would make when valuing the instruments.

(b)	Accounting classifications and fair values

The following table shows the carrying amount and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value. There has not been any transfer between fair value hierarchy levels during the year. The fair value disclosure of lease liabilities is also not required.

23.	Fair value of financial instruments (Continued from previous page)

		Carrying amount				Fair value
December 31, 2020	Note	Mandatorily at FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio:
Equities	8	18,445	—	—	18,445	—	154	18,291	18,445
		18,445	—	—	18,445
Financial assets not measured at fair value
Cash and cash equivalent		—	12,119	—	12,119	12,119	—	—	12,119
Loans receivable – current	5	—	54,978	—	54,978	—	54,978	—	54,978
Loans receivable – non-current	5	—	1,135	—	1,135	—	—	1,064	1,064
		—	68,232	—	68,232
Financial liabilities not measured at fair value
Accounts payable and accruals		—	—	7,843	7,843	—	7,843	—	7,843
Credit facilities	13	—	—	37,644	37,644	—	37,644	—	37,644
Debentures	14	—	—	40,658	40,658	—	40,658	—	40,658
Convertible debentures	15	—	—	8,751	8,751	—	8,751	—	8,751
		—	—	94,896	94,896

23.	Fair value of financial instruments (Continued from previous page)

		Carrying amount				Fair value
December 31, 2019	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio:
Equities	8	20,590	—	—	20,590	—	99	20,491	20,590
Partnership interest and other	8	200	—	—	200	—	—	200	200
		20,790	—	—	20,790
Financial assets not measured at fair value
Cash and cash equivalent		—	10,417	—	10,417	10,417	—	—	10,417
Loans receivable – current	5	—	69,949	—	69,949	—	69,647	—	69,647
Loans receivable – non-current	5	—	34,726	—	34,726	—	—	34,396	34,396
		—	115,092	—	115,092
Financial liabilities not measured at fair value
Accounts payable and accruals		—	—	11,254	11,254	—	11,254	—	11,254
Credit facilities	13	—	—	76,472	76,472	—	76,472	—	76,472
Debentures	14	—	—	44,039	44,039	—	44,867	—	44,867
Convertible debentures	15	—	—	12,373	12,373	—	12,373	—	12,373
		—	—	144,138	144,138

(c)	Measurement of fair values:
(i)	Valuation techniques and significant unobservable inputs

The Company has been closely monitoring developments related to COVID-19, including the existing and potential impact on its investment portfolio. As a result of the ongoing and developing COVID-19 pandemic and its resulting impact on the global economy, the Company believes that there is increased uncertainty to input factors on fair value of our Level 3 investments, including revenue multiples, time to exit events and increased equity volatility. See Note 18 for gain (loss) on investments related to the impact of COVID-19.

The following tables show the valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used.

23.	Fair value of financial instruments (Continued from previous page)

Financial instrument measured at FV

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and FV
Investment portfolio:
Equities
Unlisted

• Price of recent investments in the investee company

• Implied multiples from recent transactions of the underlying investee companies

• Offers received by investee companies

• Revenue multiples derived from comparable public companies and transactions

• Option pricing model

• Third-party transactions • Revenue multiples • Balance sheets and last twelve-month revenues for certain of the investee companies • Equity volatility • Time to exit events

• Increases in revenue multiples increases fair value

• Increases in equity volatility can increase or decrease fair value depending on class of shares held in the investee company

• Increases in estimated time to exit event can increase or decrease fair value depending on class of shares held in the investee company

Partnership interest and others	• Adjusted net book value	• Net asset value per unit • Change in market pricing of comparable companies of the underlying investments made by the partnership

Loan receivable – non-current	• Discounted cash flows: Considering expected prepayments and using management’s best estimate of average market interest rates with similar remaining terms.	• Expected timing of cash flows • Discount rate 12%	• Changes to the expected timing of cash flow changes fair value • Increases to the discount rate can decrease fair value

23.	Fair value of financial instruments (Continued from previous page)

The following table presents the changes in fair value measurements of the Company’s investment portfolio recognized at fair value at December 31, 2020 and 2019 and classified as Level 3:

	December 31, 2020	December 31, 2019
Opening balance of Level 3 investments	20,691	—
Acquired in business combination with Difference	—	22,648
Addition	150	—
Disposal	—	(2,100)
Repayment of debenture	—	(14)
Unrealized exchange loss	(247)	(118)
Unrealized (loss) gain on investment portfolio	(2,303)	275
Balance of level 3 investments, end of year	18,291	20,691

(ii)	Sensitivity analysis

For the fair value of equity securities, reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects.

		Profit or loss
		Increase	Decrease
Investment portfolio:
31 December 2020		937	(937)
	Adjusted market multiple (5% movement)
31 December 2019		1,000	(1,000)

During the year ended December 31, 2020, there were no transfers of assets or liabilities within the fair value hierarchy levels.